LOSS PER SHARE - SECURITIZE, INC. AND SUBSIDIARIES - Potentially Dilutive Securities (Details) - Securitize, Inc. and Subsidiaries - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	22,271,076	20,552,567	22,156,077	19,832,857
Convertible Promissory Notes Payable
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	4,259,646	3,253,803	4,200,848	3,222,863
SAFEs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	356,486	345,695	356,486	342,258
Options to purchase Option Preferred Stock (MS Options)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	1,285,347	1,285,347	1,285,347	1,285,347
Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	11,820,451	11,820,451
Options to purchase Class A common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	3,613,428	3,847,271	3,657,728	3,583,661
J Digital Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	835,217	0	835,217	0
Restricted Stock Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	100,501	0
Redeemable Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total			11,820,451	11,398,728